Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000061454 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000061454 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000061454 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000061454 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000061454 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000061454 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000061453 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000061453 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000061453 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000061453 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000061453 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000061453 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%